Average Annual Total Returns{- Fidelity Total Bond K6 Fund} - 08.31 Fidelity Total Bond K6 Fund PRO-06 - Fidelity Total Bond K6 Fund	Fidelity Total Bond K6 Fund Return Before Taxes Past 1 year	Fidelity Total Bond K6 Fund Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		LB091 Past 1 year	LB091 Since Inception
Total	10.02%	4.01%	[1]	8.72%	3.84%	[1]	9.29%	4.01%	[1]

[1]	(a)From May 25, 2017